CREDIT FROM BANKING INSTITUTIONS (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended						12 Months Ended
	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Aug. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Repayments of long term debt							$ 16,450	$ 23,773	$ 18,157
Amount of total equity							145,797	$ 132,460
Unutilized short-term lines of credit							$ 1,200
Loan Covenants [Member]
Debt Instrument [Line Items]
Ratio of total equity							30.00%
Amount of total equity							$ 15,000
EBITDA amount							$ 10,000
Commercial Israeli Bank [Member]
Debt Instrument [Line Items]
Proceeds from long term debt						$ 81,700
Long term debt term					5 years	5 years
Interest rate					0.53%	0.53%	4.75%
Repayments of long term debt		$ 6,000		$ 8,000
Commercial Israeli Bank [Member] | ILS [Member]
Debt Instrument [Line Items]
Proceeds from long term debt | ₪					₪ 296
Repayments of long term debt | ₪	₪ 20		₪ 30